Basic and Diluted Net Income (Loss) per Share - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Oct. 02, 2010
Earnings Per Share [Abstract]
Antidilutive shares excluded from caluculation	12,166,539	9,918,102	10,826,232	10,614,882